Portfolio of Investments (unaudited)
As of June 30, 2026
abrdn World Healthcare Fund

Shares or Principal Amount		Value
NON-CONVERTIBLE NOTES—8.5%
UNITED KINGDOM—0.2%
GlaxoSmithKline Capital PLC, 3.38%, 06/01/2029	$1,000,000	$973,722
UNITED STATES—8.3%
Abbott Laboratories, 4.75%, 11/30/2036	5,652,000	5,516,078
AbbVie, Inc., 4.45%, 05/14/2046	1,705,000	1,464,458
AbbVie, Inc., 4.50%, 05/14/2035	3,200,000	3,083,168
Cigna Group, 2.38%, 03/15/2031	3,200,000	2,880,739
CVS Health Corp., 1.88%, 02/28/2031	2,448,000	2,147,153
DH Europe Finance II SARL, 3.25%, 11/15/2039	985,000	790,975
Elevance Health, Inc., 2.55%, 03/15/2031	3,200,000	2,902,553
Johnson & Johnson, 3.70%, 03/01/2046	5,470,000	4,368,900
Mallinckrodt CB LLC, 10.00%, 06/15/2029(a),(b)	997,897	–
Medtronic, Inc., 4.38%, 03/15/2035	1,675,000	1,609,488
Pfizer, Inc., 3.45%, 03/15/2029	5,300,000	5,176,631
Roche Holdings, Inc., 2.08%, 12/13/2031(a)	3,600,000	3,171,712
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	35,000	34,913
Thermo Fisher Scientific, Inc., 5.40%, 08/10/2043	3,500,000	3,460,070
UnitedHealth Group, Inc., 4.20%, 05/15/2032	6,060,000	5,891,659
Zimmer Biomet Holdings, Inc., 4.25%, 08/15/2035	5,000,000	4,590,630
		47,089,127
Total Non-Convertible Notes		48,062,849
CONVERTIBLE PREFERRED STOCKS(b),(c),(d)—6.2%
IRELAND—0.0%
Priothera Co. Ltd. Series A, 6.00%	194,134	22
UNITED STATES—6.2%
Alpha-9 Oncology, Inc. Series C	2,871,748	5,000,001
Atalanta Therapeutics, Inc. Series B	1,055,555	1,034,444
Atalanta Therapeutics, Inc. Series B2	1,461,537	949,999
Crystalys Therapeutics, Inc. Series A	2,215,900	2,219,999
Endeavor Biomedicine, Inc. Series B, 8.00%	424,079	1,999,999
Endeavor Biomedicine, Inc. Series C, 8.00%	78,308	510,928
Engrail Therapeutics, Inc. Series B, 8.00%	897,073	429,698
IO Light Holdings, Inc. Series A2	101,839	10
Radiant Biotherapeutics, Inc. (e)	1,147,236	4,999,999
VeraDermics, Inc. Series C	148,342	18,237,166
		35,382,243
Total Convertible Preferred Stocks		35,382,265
	Shares	Value
COMMON STOCKS—102.0%
BELGIUM—0.7%
AgomAb Therapeutics NV, ADR(c)	312,731	$4,059,248
CANADA—0.0%
Fusion Pharmaceuticals, Inc. CVR(b),(c),(d)	3,689	5,091
CHINA—2.2%
Hangzhou Tigermed Consulting Co. Ltd., H Shares (a)	411,500	1,827,392
	Shares	Value

WuXi XDC Cayman, Inc.(c)	601,000	$4,398,247
Zai Lab Ltd., ADR(c)	311,294	5,914,586
		12,140,225
DENMARK—3.5%
Ascendis Pharma AS(c)	8,031	2,142,028
Novo Nordisk AS, ADR	367,740	17,629,456
		19,771,484
FINLAND—0.6%
Orion OYJ, Class B	43,708	3,590,503
FRANCE(c)—6.3%
Abivax SA	37,000	4,879,927
Abivax SA, ADR	189,508	25,253,836
Inventiva SACA, ADR	1,214,281	4,589,982
OSE Immuno	275,416	981,881
		35,705,626
GERMANY—2.0%
Bayer AG	121,869	6,740,352
Immatics NV(c)	466,940	4,730,102
		11,470,454
ISRAEL(c)—0.5%
InspireMD, Inc.	695,460	486,892
Quoin Pharmaceuticals Ltd., ADR	40,400	195,536
Teva Pharmaceutical Industries Ltd., ADR	62,726	2,125,157
		2,807,585
NETHERLANDS(c)—13.3%
Argenx SE, ADR	19,265	17,873,489
Newamsterdam Pharma Co. NV	382,193	12,952,521
ProQR Therapeutics NV	6,307,646	11,732,221
uniQure NV	714,265	32,899,046
		75,457,277
SWITZERLAND—2.9%
Lonza Group AG	14,055	9,481,560
Oculis Holding AG(c)	417,823	5,795,205
Oculis Holding AG(c)	11,538	160,032
Sandoz Group AG, ADR	7,614	688,991
		16,125,788
UNITED KINGDOM—8.5%
AstraZeneca PLC	145,278	27,547,614
Diaceutics PLC(c)	1,845,064	3,573,182
OXB(c)	1,478,680	12,239,105
Oxford Nanopore Technologies PLC(c)	2,891,768	4,760,210
		48,120,111
UNITED STATES—61.5%
Abbott Laboratories	182,305	16,542,356
Alcon AG	81,177	5,473,758
Alcon AG	121,688	8,165,265
Alkermes PLC(c)	35,087	1,838,383
Avalyn Pharma, Inc.(c)	12,390	407,879
Becton Dickinson & Co.	11,731	1,775,252
Boston Scientific Corp.(c)	270,298	11,536,319
CareDx, Inc.(c)	96,034	2,736,969
Charles River Laboratories International, Inc.(c)	30,525	6,922,765
CVS Health Corp.	83,357	8,623,282
Danaher Corp.	74,859	14,259,142
Dexcom, Inc.(c)	42,251	2,845,605
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of June 30, 2026
abrdn World Healthcare Fund

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Disc Medicine, Inc.(c)	71,985	$5,264,983
Elevance Health, Inc.	11,744	4,541,757
GeneDx Holdings Corp.(c),(f)	69,306	4,757,857
Healthcare Realty Trust, Inc., REIT	152,505	3,076,026
Healthpeak Properties, Inc., REIT	241,545	5,169,063
Hemab Therapeutics Holdings, Inc.(c)	9,642	354,151
Humana, Inc.	21,487	8,535,066
ICON PLC(c)	30,658	5,325,601
Immunic, Inc.(c)	47,625	731,996
Inspire Medical Systems, Inc.(c)	70,089	3,126,670
Insulet Corp.(c)	40,331	6,140,395
Intuitive Surgical, Inc.(c)	30,687	12,203,606
IQVIA Holdings, Inc.(c)	28,419	5,491,119
Jazz Pharmaceuticals PLC(c)	11,844	2,854,049
Kailera Therapeutics, Inc.(c)	25,455	560,774
LivaNova PLC(c)	7,817	642,792
Maze Therapeutics, Inc.(c)	84,992	2,536,161
McKesson Corp.	4,102	3,099,471
Medtronic PLC	190,766	14,923,624
Merck & Co., Inc.	93,962	12,074,117
Mobia Medical, Inc.(c)	141,126	1,891,088
Molina Healthcare, Inc.(c)	14,253	3,259,661
Odyssey Therapeutics, Inc.(c)	30,525	571,123
Omega Healthcare Investors, Inc., REIT	71,075	3,388,856
Perceptive Capital Solutions Corp.(c)	223,118	2,427,524
Praxis Precision Medicines, Inc.(c)	32,827	10,990,151
Precision BioSciences, Inc.(c)	1,144,208	8,993,475
Renalytix PLC(a),(c),(d)	17,802,728	543,132
Revolution Medicines, Inc.(c)	5,721	1,071,429
Roche Holding AG, ADR	279,410	14,347,703
Sabra Health Care REIT, Inc.	136,559	2,664,266
Sanofi SA, ADR	471,254	20,103,696
Seaport Therapeutics, Inc.(c)	56,795	1,233,587
SpyGlass Pharma, Inc.(c)	108,188	2,408,265
Structure Therapeutics, Inc., ADR(c)	176,459	9,470,555
Stryker Corp.	8,490	2,672,992
Thermo Fisher Scientific, Inc.	28,268	14,172,444
UnitedHealth Group, Inc.	38,128	15,847,141
Ventas, Inc., REIT	113,939	10,117,783
VeraDermics, Inc.(c)	193,541	23,793,931
Waters Corp.(c)	10,752	4,032,430
Welltower, Inc., REIT	40,285	9,143,486
Zoetis, Inc.	40,851	2,935,553
		348,616,524
Total Common Stocks		577,869,916
	Shares	Value
WARRANTS(c)—3.5%
UNITED STATES—3.5%
Immunic, Inc.	310,893	$4,778,424
Immunic, Inc., Series B, (expiration date 6/30/2030, exercise price $0.75)(b)	310,893	3,679,449
Precision BioSciences, Inc., (expiration date 11/11/2030, exercise price $7.25)(b)	396,233	1,796,718
Immunic, Inc.	388,793	5,975,753
Immunic, Inc., Series C, (expiration date 1/31/2027, exercise price $0.87)(b)	388,793	3,571,766
Total United States		19,802,110
Total Warrants		19,802,110
SHORT-TERM INVESTMENT—0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.58%(g)	4,792,264	4,792,264
Total Short-Term Investment		4,792,264
Total Investments Before Milestone Interests—121.0% (Cost $549,247,864)		685,909,404
	Interest
MILESTONE INTEREST 0.3%
Amolyt Milestone Interest(b),(c),(d)	1	$1,545,435
Total Milestone Interest		1,545,435
Total Investments 121.3%—(Cost $550,226,359)		687,454,839
Long Term Debt Securities—(21.2%)		(120,000,000)
Liabilities in Excess of Other Assets—(0.1%)		(752,425)
Net Assets—100.0%		$566,702,414

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(c)	Non-income producing security.
(d)	Restricted security.
(e)	Affiliated issuers in which the Fund holds 5% or more of the voting securities .
(f)	A portion of security is pledged as collateral for call options written.
(g)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of June 30, 2026.

ADR	American Depositary Receipt
CVR	Contingent Value Right
DAC	Designated Activity Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

As of June 30, 2026, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
07/16/2026	Standard Chartered Bank	GBP	505,967	USD	679,122	$671,132	$(7,990)
Danish Krone/United States Dollar
07/16/2026	Royal Bank of Canada	DKK	6,536,539	USD	1,015,558	999,951	(15,607)
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of June 30, 2026
abrdn World Healthcare Fund

Purchase Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Euro/United States Dollar
07/16/2026	Royal Bank of Canada	EUR	2,118,406	USD	2,403,752	$2,421,861	$18,109
Israeli Shekel/United States Dollar
07/16/2026	Goldman Sachs & Co.	ILS	1,040,072	USD	357,040	349,630	(7,410)
Total						$4,442,574	$(12,898)

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
07/16/2026	Citibank N.A.	USD	10,617,252	GBP	7,972,428	$10,574,905	$42,347
07/16/2026	Standard Chartered Bank	USD	632,699	GBP	478,649	634,897	(2,198)
United States Dollar/Danish Krone
07/16/2026	Morgan Stanley & Co.	USD	9,028,649	DKK	58,539,433	8,955,287	73,362
07/16/2026	Royal Bank of Canada	USD	798,710	DKK	5,257,174	804,236	(5,526)
United States Dollar/Euro
07/16/2026	Deutsche Bank AG	USD	38,086,180	EUR	33,073,860	37,811,592	274,588
07/16/2026	Deutsche Bank AG	USD	3,366,669	EUR	2,953,468	3,376,543	(9,874)
United States Dollar/Hong Kong Dollar
07/16/2026	Morgan Stanley & Co.	USD	483,477	HKD	3,789,616	483,431	46
07/16/2026	Standard Chartered Bank	USD	5,450,955	HKD	42,659,968	5,442,022	8,933
United States Dollar/Israeli Shekel
07/16/2026	Goldman Sachs & Co.	USD	110,242	ILS	328,487	110,424	(182)
07/16/2026	Morgan Stanley & Co.	USD	1,373,352	ILS	4,051,285	1,361,878	11,474
United States Dollar/Swiss Franc
07/16/2026	Goldman Sachs & Co.	USD	13,745,610	CHF	10,930,660	13,548,746	196,864
07/16/2026	Morgan Stanley & Co.	USD	1,006,614	CHF	815,801	1,011,200	(4,586)
Total						$84,115,161	$585,248
Unrealized appreciation on forward foreign currency exchange contracts							$625,723
Unrealized depreciation on forward foreign currency exchange contracts							$(53,373)

	Number of Contracts (100 shares each)	Notional Amount ($)	Value ($)
Option Contracts Written—0.0%
Call Options Written—0.0%
GENEDX HOLDINGS Corp. SEP26 75 CALL	70	(525,000)	(59,850)
Total Call Options Written (Premiums received $(9,389))			(59,850)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
June 30, 2026 (unaudited)

1. Summary of Significant Accounting Policies
a. Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated Aberdeen as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable and the Fund's investments in securities of early and/or later stage financing of privately held companies ("Venture Capital Securities").
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Convertible preferred shares, warrants or convertible note interests in Venture Capital Securities, milestone interests, and other restricted securities are typically valued in good faith, based upon the recommendations made by the Valuation Designee pursuant to fair valuation policies and procedures approved by the Board.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s, other than a Venture Capital Security, market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and

4

Notes to Portfolio of Investments  (concluded)
June 30, 2026 (unaudited)

procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
Venture Capital Securities are valued based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs considered may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Level 3 investments are valued using significant unobservable inputs. The unobservable inputs disclosed represent the inputs that had the most significant impact on the determination of fair value and reflect management’s assessment of the key assumptions used in the valuation of the security. These inputs were selected after consideration of a range of available information relevant to the issuer and the security, including information obtained from the issuer (such as analysis of financial statements, products, intended markets, or technologies), and other factors deemed relevant to the valuation. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

5